Investments of Insurance Subsidiaries - Schedule of Maturities of Investments (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Investments, Debt and Equity Securities [Abstract]
Due in one year or less, Amortized Cost	$ 31
Due after one year through five years, Amortized Cost	121
Due after five years through ten years, Amortized Cost	185
Due after ten years, Amortized Cost	78
Amortized Cost, Total	415
Due in one year or less, Fair Value	31
Due after one year through five years, Fair Value	116
Due after five years through ten years, Fair Value	161
Due after ten years, Fair Value	69
Fair Value, Total	$ 377